Notes to the Consolidated Statements of Operations - Revenue from contract with customers (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 893	€ 12,373
Over-time
Notes to the Consolidated Statements of Operations
Revenue recognized	887	10,433
Over-time | Delivery of research and development services combined with an IP license
Notes to the Consolidated Statements of Operations
Revenue recognized	207	7,692
Over-time | Research and development services considered distinct within the agreements
Notes to the Consolidated Statements of Operations
Revenue recognized	680	2,741
At point-in-time
Notes to the Consolidated Statements of Operations
Revenue recognized	6	1,940
At point-in-time | Delivery of products
Notes to the Consolidated Statements of Operations
Revenue recognized	6	1,940
GSK | Collaboration Agreement For Research, Development, Manufacturing And Commercialization Of mRNA-based Vaccines
Notes to the Consolidated Statements of Operations
Revenue recognized		8,895
Belgium | GSK
Notes to the Consolidated Statements of Operations
Revenue recognized	306	8,895
Switzerland | CRISPR
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 586	€ 3,478